Accrued Expenses	12 Months Ended
Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Accrued Expenses
8.	Accrued Expenses

	December 31,
	2015	2016
Accrued loan and swap interest	$665,707	$-
Accrued vessel voyage and operating expenses	1,135,747	112,243
Accrued professional fees	226,963	154,565
Accrued finance expenses	50,000	-
Other sundry liabilities and accruals	49,119	53,208
Total	$2,127,536	$320,016